Other current liabilities	12 Months Ended
Dec. 31, 2021
Other current liabilities [Abstract]
Other current liabilities
12. Other current liabilities

As of December 31, 2021, and 2020, other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Accrued expenses (1)	$5,903,225	$814,965
Other short-term payables (2)	4,589,986	64,386
Taxes and duties payable	1,235,830	5,662
Provision for unused vacation (3)	423,788	5,269
Accrued provision for warranties, current portion	208,257	-
Social security funds	84,048	14,097
Overtime provision	68,636	-
	$12,513,770	$904,379

(1) Accrued expenses are analyzed as follows:

	December 31, 2021	December 31, 2020
Accrued bonus	$3,602,993	$-
Accrued construction fees	1,284,857	-
Accrued expenses for legal and consulting fees	334,300	814,965
Accrued payroll fees	129,240	-
Other accrued expenses	551,835	-
	$5,903,225	$814,965

Accrued construction fees as of December 31, 2021 relate to accrued fees for the design and construction of the Company’s leased workspace at Hood Park in Charlestown, as discussed in Note 7.

(2) Other short-term payables as of December 31, 2021 include an amount of $4,366,802, which is payable to F.E.R. fischer Edelstahlrohre GmbH to complete the acquisition of SerEnergy and FES, as discussed in Note 3(c).
(3) The movement of the provision for unused vacation is analyzed as follows:

	Year Ended December 31,
	2021	2020
Balance at beginning of year	$5,269	$11,158
Assumed at business combination	790,538	-
Additions during the year	120,064	-
Income from unused provisions during the year	-	(6,442)
Utilized provisions during the year	(462,808)	-
Exchange differences	(29,275)	553
Balance at end of year	$423,788	$5,269